   As filed with the U.S. Securities and Exchange Commission on October 12, 2000
                                        Securities Act of 1933 File No. 33-78960
                                Investment Company Act of 1940 File No. 811-8510

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                     Pre-Effective Amendment No. [ ]
                      Post Effective Amendment No. 14 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                             Amendment No. 17 [ X ]

                          Matthews International Funds
               (Exact name of Registrant as Specified in Charter)

           456 Montgomery Street, Suite 1200, San Francisco, CA 94111
               (Address of Principal Executive Offices)(Zip Code)

        Registrant's Telephone Number, including Area Code: (415)788-7553

                           G. Paul Matthews, Chairman
                 Matthews International Capital Management, LLC
                        456 Montgomery Street, Suite 1438
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

COPIES TO:
Thao H. Ngo, Esq.                 Joseph M. O'Donnell, Esq.
Paul, Hastings, Janofsky          Matthews International Capital Management, LLC
& Walker LLP                      456 Montgomery Street, Suite 1200
345 California Street             San Francisco, California 94104-1245
San Francisco, CA 94104-2635

Approximate date of proposed public offering: It is proposed that this filing become effective:

[ ]    immediately upon filing pursuant to Paragraph (b) of Rule 485.
[ ]    on (date), pursuant to Paragraph (b).
[ ]    60 days after filing pursuant to paragraph (a)(1)
[ ]    on (date) pursuant to paragraph (a)(1)of Rule 485.
[X]    75 days after filing pursuant to paragraph (a)(2).
[ ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to see or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



                    Matthews Asia-Pacific Institutional Fund

                              Subject to Completion

                 Preliminary Prospectus dated October ___, 2000












The U.S. Securities and Exchange Commission (the "SEC") has not approved of, or disapproved of the Fund or the securities that the Fund sells. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

HOW TO USE THIS DOCUMENT

This document is called a prospectus. It is intended to explain to you the information that you need to know so that you may make an informed decision as to whether an investment in Matthews Asia-Pacific Institutional Fund is right for you.

This prospectus begins with some general information which is then explained in greater detail further in the document. A second document called the "Statement of Additional Information" or SAI for short, provides expanded information and much greater detail than the prospectus.

The SAI is available to you free of charge. To receive an SAI, please call 1.800.789.2742, visit our site on the internet at "www.matthewsfunds.com" or visit the SEC's web site at "www.sec.gov" and go into the EDGAR database.

Please read this document carefully before you make any investment decision and if you have any questions, do not hesitate to contact us at 1.800.789.2742. Also, please keep this prospectus with your papers for future reference.

DEFINITIONS

THE FOLLOWING WORDS HAVE SPECIAL MEANING IN THIS PROSPECTUS:

1. "Fund" means Matthews Asia-Pacific Institutional Fund, a separate series of shares of Matthews International Funds.

2. "Asia-Pacific" Region refers to the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand

3. What is considered to be an "Asian-Pacific Company?" A company is considered to be "Asian-Pacific" or "located" in a particular country in that region if:

     (i) it is organized under the laws of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan or Thailand, or

     (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in one of these countries or

     (iii) it has the primary trading markets for its securities in one of these countries or

     (iv) it is a governmental entity or an agency or instrumentality or political subdivision of such country.

4. Matthews or The Advisor means Matthews International Capital Management, LLC, the company which manages the money which is invested into the Fund.

INVESTMENT GOAL

The Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Matthews seeks to achieve the Investment Goal of the Fund by investing in the equity securities of companies located in the Asia-Pacific Region which, in its estimation, will increase in value over the long term.

PRINCIPAL INVESTMENT RISKS

The most important risk to understand is that there is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money.

The Fund concentrates its investments in the Asia-Pacific Region. The Asian-Pacific Regional markets can be very volatile for many reasons including the size of the local economies (as compared with the United States) and each country's unique political structure. This volatility can cause the price of the Fund's shares (the net asset value or "NAV") to go up or down dramatically. Because of this volatility, we recommend that you invest in the Fund as a long term investment only, and only for a portion of your total investment portfolio, not for all of it.

PERFORMANCE

In that this is a newly issued fund, there is no past performance.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Fund:

SHAREHOLDER FEES

MAXIMUM SALES LOAD IMPOSED ON PURCHASES as a percentage of offering price               0.00%
MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS
    as a percentage of offering price                                                   0.00%
CONTINGENT DEFERRED SALES CHARGE as a percentage of original purchase price             0.00%
REDEMPTION FEE as a percentage of amount redeemed within 90 days of purchase            2.00%

Management Fee                                                1.00%
Distribution Fee (12b-1 fee)                                  None
Other Expenses                                                2.50%1
Total Operating Expenses                                      3.50%
Fee Reduction / Expense Limitation                            2.25%
Net Expenses after Reimbursement                              1.25%

(1) Estimated; this fund had no operating history.


Under a written agreement between the Fund and The Advisor, The Advisor agrees to reimburse money to the Fund if its expense ratio exceeds a certain percentage level as indicated above. In turn, if a Fund's expenses fall below the level noted above within three years after the Advisor has made such a reimbursement, a Fund may reimburse The Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2001.

EXAMPLE

Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions and redemption at the end of each time period.

1 year            $xxx
3 years           $xxx
5 years           $xxx

10 years          $xxx

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund's actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

THE MATTHEWS INVESTMENT PROCESS

The investment goal of the Fund (capital appreciation over the long term) is fundamental. This means that it can not be changed without a vote of a majority of the voting securities of the Fund.

The way Matthews attempts to achieve the Fund's investment goal is not fundamental and may change without shareholder approval. While an investment policy or restriction may be changed by the Trustees of the Fund without shareholder approval, you will be notified before we make any material change.

How Matthews chooses investments for the Fund is known as its investment process or strategy. The strategy Matthews uses is called "Growth at a Reasonable Price." This means that Matthews studies the fundamental characteristics of companies appropriate for the Fund and from those fundamentals makes a judgment that certain companies are poised for growth, and at the same time are available to the Fund at a reasonable price. IN ADDITION MATTHEWS MAY USE CURRENCY HEDGING TECHNIQUES SUCH AS FORWARD FOREIGN CURRENCY CONTRACTS WHICH HELP NEUTRALIZE THE IMPACT OF THE CHANGES IN THE VALUE OF LOCAL ASIAN CURRENCIES AS COMPARED TO THE U.S. DOLLAR.

Fundamental characteristics of a company include the people who are running the company, the products it makes, the marketing strategy it is following and its financial health.

THE SIZE OF A COMPANY, WHICH MATTHEWS MEASURES BY ITS MARKET CAPITALIZATION (THE NUMBER OF SHARES OUTSTANDING TIMES THE MARKET PRICE PER SHARE) IS CONSIDERED BY MATTHEWS WHEN IT DECIDES WHETHER TO INCLUDE THAT COMPANY'S SECURITIES IN THE FUND. A MINIMUM OF 85% OF THE FUND'S ASSETS WILL BE INVESTED IN THE SECURITIES OF COMPANIES WHOSE MARKET CAPITALIZATION AT THE TIME OF PURCHASE EXCEEDS ONE BILLION DOLLARS.


Matthews will normally invest a substantial portion of the Fund's assets in the common stocks of issuers that have their principal activities in the Asia-Pacific Region and will allocate those investments across countries considering the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.

If Matthews believes that market conditions are developing in a way that is not good for the shareholders, it may sell all of a Fund's securities and temporarily invest the Fund's money in U.S. Government securities or similar securities. As of the date of this prospectus this has never happened, but if it were to occur, the investment goals of the Fund may not be achieved.

ADDITIONAL RISKS

In addition to the "Principal Risks" noted above please be aware of the following additional risks. In that the Fund may invest in companies from many different countries, each country's size, level of economic development and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the United States. Their stock exchanges and brokerage industries do not have the level of government oversight as do those in the United States and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile.

Further, when the Fund buys or sells stock on a non-U.S. stock market, the transaction is made in the local currency. The price at which the Fund must purchase or sell local currency will impact the value of your shares in the Fund. These and other risks are more fully discussed below and in the SAI.

THE ADVISOR MAY USE CERTAIN HEDGING TECHNIQUES TO HELP NEUTRALIZE THE IMPACT OF CHANGES IN THE VALUE OF LOCAL ASIAN CURRENCIES. THE ADVISOR'S ABILITY TO ANTICIPATE CHANGES IN THE PRICE OF FOREIGN CURRENCIES IS NOT ALWAYS ACCURATE, HOWEVER, WHICH MAY LIMIT THE FULL BENEFIT OF A CURRENCY MOVE IN THE FUND'S FAVOR, BUT AT THE SAME TIME MAY LIMIT THE DETRIMENT WHEN THE CURRENCY MOVES AGAINST THE FUND.

CONCENTRATION IN ASIA-PACIFIC REGION.
Many economies within this region are considered emerging markets and are in different stages of recovery from the Asian economic crisis of July 1997. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in this region can be extremely volatile.

EXPOSURE TO STOCK MARKETS OUTSIDE THE UNITED STATES.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

VOLATILITY WITHIN THE EQUITY MARKETS. The value of equity securities change in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

GEOGRAPHIC CONCENTRATION. Political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

ASIA. Asia includes countries in all stages of economic development, from the highly developed economy of Japan, the second largest world economy, to the emerging market economy of the People's Republic of China. Many Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire region.

NORTH ASIA (Korea, Taiwan, Hong Kong and China) has recently been in recession, but is currently experiencing recovery. Generally, there are restrictions upon the foreign ownership of equity and capital which are being relaxed. There is no guarantee, however that these policies will continue in the future. Hong Kong continues to be one of the world's most vibrant economies existing within the "One China, Two Systems" policy and is still dependent on the economy of mainland China. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new, but rapidly developing. Changes in government policy could significantly affect the markets in both countries.

The JAPANESE economy was recently in a recession and there is no guarantee that the current expansion is sustainable. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia.

The SOUTHEAST ASIA (Indonesia, Malaysia, the Philippines, Singapore and Thailand) economies were generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. A small number of companies and industries represent a large portion of the market in many Southeast Asian countries.

SOUTH ASIAN markets consist of India, Pakistan and Sri Lanka. Investments in this region can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the governments of India, Pakistan and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. It is likely that the Fund's will include companies in these sectors.

AUSTRAL-ASIA

Austral-Asia includes the markets of Australia and New Zealand. Both markets reflect economies that have significant exposure to commodity businesses and may be adversely affect by swings in commodity prices.

MANAGEMENT OF THE FUNDS

MATTHEWS INTERNATIONAL CAPITAL MANAGEMENT, LLC is the investment advisor to the Funds. Matthews' address is 456 Montgomery Street, Suite 1200, San Francisco, California 94104-1245 and can be reached by telephone toll-free at 1-800-789-2742. The Advisor was founded in 1991 by G. Paul Matthews who serves as Chief Investment Officer. The Fund pays an annual fee of 1% of its total assets to Matthews for the services it provides to the Fund.

Matthews invests the Fund's assets, manages the Fund's business affairs and supervises its overall day-to-day operations. Matthews also furnishes the Funds with office space and certain administrative and clerical services, and provides the personnel needed by the Fund with respect to the Advisor's responsibilities under the investment advisory agreement.

PORTFOLIO MANAGERS

G. Paul Matthews, Chairman and Mark W. Headley, President serve as co-portfolio managers of the Fund.

G. Paul Matthews: has been actively involved in the Asian financial markets since 1982. Prior to founding Matthews International Capital Management in 1991, he served as portfolio manager of G. T. Pacific Growth Fund from 1982-85. While residing in Hong Kong, Mr. Matthews oversaw all Asian investment from 1985-88 for G. T. Management Asia. From 1989 to 1991 he was self-employed. Mr. Matthews holds an M.A. in history and law from Cambridge University in the United Kingdom.

Mark W. Headley: joined Matthews International as managing director and as senior analyst on the investment team in 1995. He has over 10 years of experience in the Asian markets. From 1989 to 1992 he held various positions at Newport Pacific Management and its subsidiaries. In 1992, Mr. Headley moved to Hong Kong, where he served as a director of Regent Fund Management. He returned to San Francisco in 1993 and joined Litman/Gregory & Co. as director of international investments. Mr. Headley holds a B.A. in Economics and Politics from the University of California at Santa Cruz.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price at which the Fund's shares are bought or sold is call the net asset value per share or "NAV." The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. In addition to Saturday and Sunday the NYSE is closed on the days that the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of the Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Fund's expenses are accounted for by estimating the total expenses for the year and applying each day's estimated amount when the NAV calculation is made.

The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates.

Securities listed on any U.S. securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Fund will hold the security till it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's net asset value on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

PURCHASE OF SHARES

You may purchase Fund shares directly from the Fund by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is "received" by the Fund. "Received" means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is Received before 4:00 p.m. on a day the Fund's NAVs are calculated, the price you pay will be that day's NAV. If your order is Received after 4:00 p.m., the price you will pay will be the next NAV calculated.

The Fund's shares are sold through an underwriter. The Fund's underwriter is Provident Distributors, Inc. ("Provident"), a registered broker-dealer. Provident's address is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Shares of the Fund may also be purchased through various brokers who have arrangements with it. These brokers may charge you a fee for their services.

You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. Eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Funds or Matthews for providing these services. These brokers may charge you a fee for their services.

    Minimum Initial Investment:                      $1,000,000

    Subsequent Investments:                              50,000

The Funds may reject any purchase order or stop selling shares of the Fund at any time and for any or no reason. Also, the Fund may vary or waive the initial investment minimum and minimums for additional investments.

OPEN AN ACCOUNT                         Add To An Account
BY MAIL
Complete and sign application
Make check payable to:                  Make check payable to:
             Matthews Asia-Pacific Institutional Fund
Mail application and check to:          Mail check with a statement stub to
Matthews International Funds            Address at left.
Post Office Box 61767
211 South Gulph Road
King of Prussia, PA 19406

BY PHONE
You can not open an account over the    When you open your account, you must
telephone.                              check the box for "Telephone Options."

*BY WIRE
Complete and sign application  -        Notify Fund's agent by calling:
Mail application to:                    800-892-0382.
Matthews International Funds            Then wire funds to:
Post Office Box 61767                   Boston Safe Deposit & Trust
211 South Gulph Road                    ABA # 011001234
King of Prussia, PA 19406               Credit: Matthews Asia-Pacific
Institutional Fund
Wire funds using instructions at right. Account # 000221
                                        FBO: [your name and account number]
  *  NOTE THAT WIRE FEES ARE CHARGED BY MOST BANKS.

BY THE INTERNET
At this time you cannot open an         If you completed the "Internet Payment
account over The Internet               Authorization Form" and received your
                                        PIN, go to www.matthewsfunds.com and
                                                  ---------------------
                                        click on Account access.


SELLING (REDEEMING) SHARES

You may sell your shares back to the Fund on any day it is open for business. To receive a specific day's NAV, your request must be received by the Fund before 4:00 p.m. of that day. If it is received after 4:00 p.m., you will receive the next NAV calculated.

If you used a check to buy your shares and later decide to sell them, your proceeds from that redemption will be withheld until the Fund is sure that your check has cleared. This could take as much as 15 days or more.

If your request to sell your shares is made by telephone, you may have difficulty getting through to the Fund in times of drastic market conditions. If the Fund believes that it is in the best interest of all the shareholders, it may modify or discontinue telephone transactions without any notice.

TELEPHONE SECURITY

The convenience of using telephone transactions may have a cost in decreased security. The Fund employs certain security measures as they process telephone transactions. If these security procedures are used, the Funds or its agents will not be responsible for any losses that you incur because of a fraudulent telephone transaction. If the security measures are not followed and you incur a loss because of a fraudulent telephone transaction, the Funds or its agents will be responsible for that loss.

SELLING (REDEEMING) SHARES
  BY MAIL
Send a letter to the Fund at the following address:
Matthews International Funds
Post Office Box 61767
211 South Gulph Road
King of Prussia, PA 19406

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account. For security purposes, a signature guarantee will be required if:

- your request is for an amount over $100,000; or

- the money is to be paid to anyone other than the registered owners; or

- the money is to be sent to an address which is different than the registered address or to a bank account other than the account which was pre-authorized.

BY PHONE When you opened your account, you must have checked the appropriate part of the application or after you opened your account, you have instructed the Funds to allow telephone transactions. Any such instruction must be made by mail with signature guarantees. Call 800.892.0382

BY INTERNET

If you completed the "Internet Payment Authorization Form" and received your PIN, go to www.matthewsfunds.com and click on Account access.
      ---------------------

BY WIRE     Same as by phone above.

THROUGH A BROKER Contact your broker directly. Note that your Broker may charge you a fee.

REDEMPTION FEE

Please remember that if you sell your shares within 90 days of the day you bought them, the money you receive will be 2% less than the total amount redeemed. This 2% fee is retained by the Fund to compensate the Fund for the extra expense it incurs because of short term trading. In addition, the Fund hope that the fee will discourage the short term trading of its shares.

REDEMPTION IN KIND

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called "redemption in kind." Even though the Fund is permitted to do this, the first $250,000 of any redemption must be paid to you in cash. Note that if you receive securities as well, you will incur transactions charges if you sell them.

MINIMUM SIZE OF AN ACCOUNT

The Funds are charged by its service providers a fee for each account. If an account balance falls below $500,000, it becomes too expensive to keep it open. If this happens to your account we may give you the option of investing more money into you account, or closing it. You will receive a letter from the fund discussing your options in the event your account falls below $500,000.

DISTRIBUTIONS

The Fund will distribute its net investment income annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years.

All such distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. The way you receive distributions may be changed at any time by writing the Fund.

Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year will be reinvested in the shareholder's account at the then current net asset value and the dividend option changed from cash to reinvest.

Distributions are treated the same for tax purposes whether received in cash or reinvested. Please note that shares purchased shortly before the record date of a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

TAXES

An investment in the Fund has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December, and paid in the following January are taxable as if they were paid on December 31.

If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains which may be taxed at different rates depending on how long the fund has held specific securities.

Make sure you have a social security number or tax I.D. number on file with the Fund. If you do not, you may be subject to a 31 percent back up withholding on your distributions.

Speak with your tax counselor for complete information concerning the tax implications of your ownership of the Funds.

GENERAL INFORMATION

If you wish to know more about Matthews International Funds, You will find additional information in the following documents.

SHAREOWNER REPORTS

As a Shareowner you will receive Semi-Annual Reports dated February 28 and Annual Reports, audited by independent accountants, dated August 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated December xx, 2000, is available to you without charge. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

CONTACTING MATTHEWS INTERNATIONAL FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Matthews International Funds
P.O. Box 61767, 211 South Gulph Road
King of Prussia, PA 19406
800.789.2742

Web site: www.matthewsfunds.com

OBTAINING INFORMATION FROM THE SEC:

You can visit the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, DC. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington DC 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 202.942.8090. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

Investment Company Act File Number: 811-08510

BOARD OF TRUSTEES

   Richard K. Lyons, Chairman
   Norman W. Berryessa
   Robert K. Connolly
   John H. Dracott, Emeritus
   David FitzWilliam-Lay

OFFICERS

   G. Paul Matthews -- President
   Mark W. Headley -- Vice President
   Joseph M. O'Donnell -- Secretary
   James E. Walter -- Treasurer

 INVESTMENT ADVISOR

   Matthews International Capital Management, LLC
   456 Montgomery Street, Suite 1200
   San Francisco, CA 94104
   800.789.ASIA (2742)

 UNDERWRITER

   Provident Distributors, Inc.
   3200 Horizon Drive
   King of Prussia, PA 19406

SHAREHOLDER SERVICES

   PFPC Inc.
   211 S. Gulph Road
   P.O. Box 61767
   King of Prussia, PA 19406
   800.892.0382

CUSTODIAN

   The Bank of New York
   90 Washington Street
   New York, NY 10286

 LEGAL COUNSEL

FOR ADDITIONAL INFORMATION ABOUT THE
MATTHEWS INTERNATIONAL FUNDS CALL: 800.789.ASIA (2742)
Investment Company Act File Number: 811-08510

                       STATEMENT OF ADDITIONAL INFORMATION

           Subject to Completion, Preliminary dated: October xx, 2000


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional information is not a prospectus, shall not constitute an offer to see or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Table of Contents

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended, (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF MATTHEWS ASIA-PACIFIC INSTITUTIONAL FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

INVESTMENT INSTRUMENTS

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies The Advisor may employ in pursuit of a fund's investment objective, and a summary of related risks. The Advisor may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

BORROWING. Each fund may borrow from banks or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that The Advisor will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian.

The costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by The Advisor.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on The Advisor's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as The Advisor anticipates. For example, if a currency's value rose at a time when The Advisor had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If The Advisor hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if The Advisor increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that The Advisor's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when The Advisor determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. The Advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options:
Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, The Advisor determines the liquidity of a fund's investments and, through reports from The Advisor, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, The Advisor may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by The Advisor.

ISSUER LOCATION. The Advisor determines where an issuer or its principal activities are located by looking at such factors as the issuer's country of organization, the primary trading market for the issuer's securities, and the location of the issuer's assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, The Advisor's research and credit analysis are an especially important part of managing securities of this type. The Advisor will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by The Advisor.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by The Advisor. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as the Custodian.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by The Advisor to be in good standing and when, in The Advisor's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Pacific Basin nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

TEMPORARY DEFENSIVE POLICIES. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since World War II into the world's second largest economy. Despite its impressive history, investors face special risks when investing in Japan.

FOREIGN TRADE. Much of Japan's economy is dependent upon international trade. The country is a leading exporter of automobiles and industrial machinery as well as industrial and consumer electronics. While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. In 1997-1998 Southeast Asia's economies were mired in economic stagnation causing a steep decline in Japan's exports to the area. Much of Japan's hopes for economic recovery and renewed export growth is largely dependent upon the pace of economic recovery in Southeast Asia.

NATURAL RESOURCE DEPENDENCY. An island nation with limited natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products, and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

NATURAL DISASTERS. The Japanese islands have been subjected to periodic natural disasters including earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industries.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

ECONOMIC. The economic health of the region depends, in great part, on each country's respective ability to carry out fiscal and monetary reforms and its ability to address the International Monetary Fund's mandated benchmarks. The majority of the countries in the region can be characterized as either developing or newly industrialized economies, which tend to experience more volatile economic cycles than developed countries. In addition, a number of countries in the region have historically faced hyperinflation, a deterrent to productivity and economic growth.

CURRENCY. For U.S. investors, investing in any currency entails an additional risk that is not faced when investing in the domestic market. Some countries in the region may impose restrictions on converting local currency, effectively preventing foreigners from selling assets and repatriating funds. While flexible exchange rates through most of the region should allow greater control of domestic liquidity conditions, the region's currencies generally face above-average volatility with potentially negative implications for economic and security market conditions.

NATURAL DISASTERS. The Asia Pacific region has been subjected to periodic natural disasters such as earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industry.

CHINA AND HONG KONG. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial and monetary systems that allow economic freedom and market expansion.

The banking industry comprises a major segment of the Hong Kong and Chinese market as a whole, as currently represented by the Hang Seng Index. In recent years, Hong Kong has been subjected to speculative attacks on its currency, which have sent interest rates soaring and its stock markets into sharp declines. Companies in the banking industry are particularly sensitive to interest rate fluctuations, and, if the government continues its U.S. dollar peg policy, it risks further attacks on its currency and possible upward pressure on interest rates. While the Hong Kong Stock Exchange has implemented an electronic order-matching system that has virtually eliminated front running by brokers, there are still no specific regulations against insider trading. Small, often family-run brokerages sometimes wield undue influence or veto power over the largest overseas investment banks operating in the market, and the Exchange has been criticized for giving low priority to investor protection. The banking industry in the Hong Kong and Chinese market has not been immune to economic and currency turmoil that has periodically engulfed its Asian neighbors, and any future disruptions in the Asian region could have a derivative effect on this currency and interest rate sensitive industry.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

Trustees and Officers

Information pertaining to the Trustees and executive officers of the Fund is set forth below. Note that the Trustees nor the officers of the Fund receive any pension or retirement benefits from the Fund.

------------------------------------------------------------------------------------------------------------------------------------
Name & Address             Age        Aggregate           Total             Position(s)      Principal Occupation During
                                      Compensation from   Compensation      Held with        Past Five Years
                                      Fund for Fiscal     from Fund and     Registrant
                                      Year Ended Aug.     Fund Complex
                                      31, 2000            Paid to Trustees
------------------------------------------------------------------------------------------------------------------------------------
Norman W. Berryessa        71        $5,000                    $5,000            Trustee         Independent Contractor,
100 Bush Street                                                                                  Emmett Larkin Co., since
Suite 1000                                                                                       1983; President & CEO of
San Francisco, CA 94109                                                                          Gallegoes Institutional
                                                                                                 Investors, Inc.
                                                                                                 From 1990 to 1994.
------------------------------------------------------------------------------------------------------------------------------------
Robert K. Connolly         67        $5,000                    $5,000             Trustee        Retired since 8/90.
P.O.  Box 941990                                                                                 Prior thereto Institutional Sales
Sonoma, CA 95476                                                                                 Manager and Securities
                                                                                                 Analyst for Barrington Research
                                                                                                 Associates.
------------------------------------------------------------------------------------------------------------------------------------
John H. Dracott*           71        $0                        $0                 Trustee        International mutual fund
1795 Vistaza West                                                                 Emeritus       consultant
P.O.  Box 162
Tiburon, CA 94920
------------------------------------------------------------------------------------------------------------------------------------
David FitzWilliam-Lay*     69        $0                        $0                 Trustee        Director, USDC Investment
26 Chalfont House,                                                                               Trust PLC & Berry Starquest
19 Chesham Street                                                                                PLC.  Retired in 1993 after
London SWIX 8NG                                                                                  3 yrs. as Chairman of GT
                                                                                                 Management, PLC. United Kingdom
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons           39        $5,000                    $5,000             Chairman       Professor, Haas School of
350 Barrows Hall                                                                                 Business University of
Berkeley, CA 94720                                                                               California since 1995;
                                                                                                 Assistant Professor 1993-95
------------------------------------------------------------------------------------------------------------------------------------
G. Paul Matthews*          44        $0                        $0                 President      Chairman, Chief Executive Officer
456 Montgomery Street                                                                            Chief Investment Officer of the
Suite 1200                                                                                       Advisor since 1991.
San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------
Mark W.  Headley*          41        $0                        $0                 Vice           President of The Advisor since
456 Montgomery Street                                                             President      1999. Portfolio Manager and
Suite 1200  Management LLC                                                                       Managing Director 1996-1999;

San Francisco, CA 94104                                                                         Managing Director and Senior
                                                                                                Analyst from 1995-1996.
------------------------------------------------------------------------------------------------------------------------------------
Joseph M.O'Donnell*       45        $0                        $0             Secretary          Chief Operating Officer &
456 Montgomery Street                                                                           General Counsel of The Advisor
Suite 1200                                                                                      since August 1999.  January 1998
San Francisco, CA 94104                                                                         to July 1999 Vice President-Legal
                                                                                                SEI Investments Co., Inc.  March
                                                                                                1993 through December 1998, Vice
                                                                                                President & General Counsel, FPS
                                                                                                Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
James E. Walter *         30        $0                        $0             Treasurer          Head Trader of The Advisor
456 Montgomery Street                                                                           since April, 2000.  Prior thereto
Suite 1200                                                                                      Accountant for The Advisor
San Francisco, CA 94104                                                                         since September 1996.  1990 to
                                                                                                1996 sales representative for
                                                                                                 Sherwin-Williams paints
------------------------------------------------------------------------------------------------------------------------------------

*These Trustees and officers are considered "interested persons" of the Fund as defined under the 1940 Act. The Trust currently does not maintain any pension or retirement benefits plan for the benefit of the Trustees.

The Trustees of the Fund receive a retainer of $4,000 per year, plus $1,000 per meeting and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of The Advisor receives any compensation from the Fund for acting as a Trustee of the Fund. The officers of the Fund receive no compensation directly from the Fund for performing the duties of their offices.

Sales Loads

None

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 1, 2000 the Trustees and officers as a group owned less than 1% of the outstanding shares of the Trust.

As of December 1, 2000 the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

None

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. The Advisor performs its duties and is paid pursuant to a contract. Some of the terms of this contract are set by the 1940 Act such as that it is reviewed each year by the Board of Trustees and that the Board may cancel it without penalty on 60 days notice.

The Advisory services provided by The Advisor and the fees received by it for such services are described in each Prospectus. As stated in each Prospectus, The Advisor may from time to time voluntarily waive its advisory fees with respect to any Fund.

Under The Advisory Contract, The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of The Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of The Advisory Contract provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Trustees of the respective Fund. The Advisory Contract may be terminated with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to The Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Advisory Contract terminates automatically in the event of an assignment.

Under the Advisory Contract, the Fund pays the following expenses:

1. the fees and expenses of the Trust's disinterested Trustees;

2. the salaries and expenses of any of the Trust's officers or employees who are not affiliated with The Advisor;

3. interest expenses;

4. taxes and governmental fees;

5. brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6. the expenses of registering and qualifying shares for sale with the Securities and Exchange Commission (" SEC") and with various state securities commissions;

7. accounting and legal costs;

8. insurance premiums;

9. fees and expenses of the Trust's custodian, administrator and transfer agent and any related services;

10. expenses of obtaining quotations of the Fund' portfolio securities and of pricing the Fund' shares;

11. expenses of maintaining the Trust's legal existence and of shareholders' meetings;

12. expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and

13. fees and expenses of membership in industry organizations.

The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of Fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurance, etc.) and expenses shares by the Fund will be allocated among the Fund on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund or Class, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund or Class.

The Trust and the Advisor have each adopted a Code of Ethics designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund.

Principal Underwriter

Provident Distributors, Inc.("Provident"), 3200 Horizon Drive, King of Prussia, PA 19406, acts as an underwriter of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assists in the continuous offering of shares pursuant to an underwriting agreement (the "Underwriting Agreement")approved by the Trust's Trustees.

In this regard, Provident has agreed at its own expense to qualify as a broker-dealer under all applicable Federal or state laws in those states which the Trust shall from time to time identify to Provident as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

Provident is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Pursuant to its Underwriter Compensation Agreement with the Trust, Provident is paid for certain registration and transaction fees.

Service Agreements

PFPC Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, provides certain administrative services to the Trust pursuant to an Investment Company Services Agreement (the "Investment Company Services Agreement"). The Fund pay the Administrator a fee at the annual rate of:

0.10% of the first $250 million of average net assets of each Fund; 0.075% of the next $250 million of such average net assets; 0.05% of the next $250 million of such average net assets and 0.03% on average net assets in excess of $750 million.

Such fee shall not be less than $100,000 per year for each Fund (except for Matthews Japan Fund, which is subject to a minimum fee of $55,000), subject to certain reductions provided for in the Investment Company Services Agreement.

Under the Investment Company Services Agreement, PFPC: (1) coordinates with the custodian and transfer agent and monitors the services they provide to the Fund;
(2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all Federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and arranges for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Other Service Providers

CUSTODIAN

The Bank of New York, 90 Washington Street, New York, New York 10286 is the custodian of the Trust's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

COUNSEL TO THE TRUST

                                        , 345 California Street, San Francisco,
CA 94104-2635 is a law firm which serves as counsel to the Trust.

INDEPENDENT AUDITORS

                                                                        were
selected as the independent auditors for the Trust by the Board of Trustees on July 16, 1999 and provide audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be
audited at least once each year by                                .

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities and many equity securities in which the Fund invest are traded in over-the-counter markets. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon.

The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.

In selecting and monitoring broker-dealers and negotiating commissions, the Advisor may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, offering to The Advisor on-line access to computerized data regarding the Fund' accounts, and other matters involved in the receipt of brokerage services generally.

The Advisor may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data and on-line pricing and news service and periodical subscription fees.

The Advisor may pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, The Advisor will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or The Advisor's overall responsibilities to the portfolios over which Advisor exercises investment authority. Research services furnished by brokers through whom The Advisor intends to effect securities transactions may be used in servicing all of The Advisor's accounts; not all of such services may be used by The Advisor in connection with accounts which paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, The Advisor will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The Advisor will attempt to equitably allocate portfolio transactions among the

Fund and other accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of The Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

All accounts will be maintained in book entry form and no share certificates will be issued.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals.

Determination of Net Asset Value

Trading in securities on Asian and Pacific Basin securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets and in various foreign markets on days which are not business days the NYSE is open and therefore the Fund's respective net asset values are not calculated.

The calculation of the Fund' net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund' calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund' shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

Portfolio securities which are traded on the Korean exchange and Japanese exchanges, respectively, are valued at the most recent sale price reported on the exchange. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. All other securities are valued at fair value as determined in good faith by the Board of Trustees including certain investments in Korean equity securities and Japanese equity securities that have met the limit for aggregate foreign ownership and for which premiums to the local stock exchange prices are offered by prospective foreign investors.

Generally portfolio securities subject to a "foreign share" premium are valued at the local share prices (i.e., without including any foreign share premium) because of the uncertainty of realizing the premium and the recent trend toward the reduction or disappearance of such foreign premiums.

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust's behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1 percent of the net asset value of such company at the beginning of such period. This means that the Trust could, if the redemption is larger that $250,000 or 1% of the net asset value of the Trust, pay a redemption with the securities held in the Trust's portfolios. It this occurred, the shareholder receiving these portfolio securities would incur transactions charges if they were to convert the securities into cash.

TAXATION OF THE TRUST

In General

The Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than

5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualify for treatment as a regulated investment company, they will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Fund' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to Federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the dividends received deduction for corporations.

The Fund will notify shareholders each year of the amount of dividends and distributions, and the portion of its dividends which qualify for the corporate deduction.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by them is included in the Fund' accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Unique Foreign Tax Issues

Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Fund intend to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers.

Under the United States-Korea income tax treaty, as presently in effect, the government of Korea imposes a nonrecoverable withholding tax and resident tax aggregating 10.125% on dividends and 12.9% on interest paid to Matthews Korea Fund by Korean issuers. Under United States-Korea income tax treaty, there is no Korean withholding tax on realized capital gains.

The above discussion and the related discussion in the Prospectuses are not intended to be complete discussions of all applicable Federal tax consequences of an investment in the Fund. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

UNDERWRITERS

Other than PROVIDENT, which serves as a nominal statutory underwriter, the Trust has not engaged an underwriter which actively distributes its shares.

CALCULATION OF PERFORMANCE DATA

In General

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

In addition, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Average Total Return Quotation

The Fund compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.

This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n = ERV

ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

P = hypothetical initial payment of $1,000. n = period covered by the computation, expressed in terms of years. T = average annual total return.

The Fund compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [ERV - 1] P ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period. P = hypothetical initial payment of $1,000.

The average annual total returns for the Fund which quote such performance will be noted here as t The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield Quotation

Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of a Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund' net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

YIELD = 2[(a - b + 1)6 - 1 ] cd

Where:

a= dividends and interest earned during the period. b= expenses accrued for the period (net of reimbursements). c= the average daily number of shares outstanding during the period that were entitled to receive dividends. d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

Performance and Advertisements

The Fund' performance may from time to time be compared, in marketing and other fund literature, to the performance of other mutual Fund in general or to the performance of particular types of mutual Fund with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual Fund by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other Fund. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund' performance may also be compared to the average performance of their Lipper category.

The Fund' performance may also be compared to the performance of other mutual Fund by Morningstar, Inc. ("Morningstar") which ranks Fund on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures.

Because the Fund' investments primarily are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund' investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invest. Sources for such statistics may include official publications of various foreign governments, exchanges, or investment research firms.

OTHER INFORMATION

Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Fund' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to The Advisor at (800) 789-2742.

                                    APPENDIX

                                  Bond Ratings


Moody's Investors Service, Inc. ("Moody's") describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation ("S&P") describes classification of corporate and municipal debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC - debt rating.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                          MATTHEWS INTERNATIONAL FUNDS

                                    Form N-1A
                           Part C - Other Information

ITEM 23. EXHIBITS


(a) Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b) By-Laws are incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)    Not Applicable.

(d)(1) Investment Advisory Agreement for Matthews Pacific Tiger Fund with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(d)(2) Investment Advisory Agreement for Matthews Asian Growth and Income Fund (formerly Matthews Asian Convertible Securities Fund) with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(d)(3) Investment Advisory Agreement for Matthews Korea Fund with Matthews International Capital Management, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(d)(4) Investment Advisory Agreement for Matthews Dragon Century China Fund with Matthews International Capital Management, effective December 22, 1997 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(d)(5) Form of Investment Advisory Agreement for Matthews Japan Fund with Matthews International Capital Management, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 9 on October 16, 1998.

(d)(6) Investment Advisory Agreement between Matthews International Funds, on behalf of Matthews Asian Technology Fund and Matthews International Capital Management, LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(d)(7) Form of Investment Advisory Agreement between Matthews International Funds, on behalf of Matthews Asian -Pacific Institutional Fund and Matthews International Capital Management, LLC to be filed by subsequent amendment.

(e)(1) Underwriting Agreement for Matthews International Funds with Provident Distributors, Inc., effective December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.


(f)    Not Applicable.

(g)(1) Custody Agreement with The Bank of New York, effective June 1, 1995 is incorporated herein by reference to and was electronically filed with Post-Effective Amendment No. 4 on December 28, 1995.

(h)(1) Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., effective October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i) Amendment to Investment Company Services Agreement adding new series and new classes for Matthews Pacific Tiger Fund and Matthews Korea Fund, effective November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(15)(ii) Form of Amendment to Investment Company Services Agreement adding Matthews Japan Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 9 on October 16, 1998.

(h)(1)(iii) Amendment No. 3 to Investment Company Services Agreement adding Matthews Asian Technology Fund, effective October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(iv) Amendment to Investment Company Services Agreement for the addition of sales support services, effective December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v) Amendment No. 4 to Investment Company Services Agreement adding Matthews Asia-Pacific Institutional Fund to be filed by subsequent amendment.

(h)(2) Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and filed electronically with Post-Effective Amendment No 13 on December 20, 1999.

(i)            Not Applicable.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m) 12b-1 Plan is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(n)            Not Applicable.

(o) 18f-3 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(p)(1)         Code of Ethics of Matthews International Funds is filed herewith.

(p)(2) Code of Ethics of Matthews Capital Management, LLC is filed herewith.

(q) Power of Attorney is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 9 on October 16, 1998.

Item 24.       Persons Controlled by or under Common Control with the Registrant
                           Not Applicable.

Item 25.       Indemnification

Section 10.2 of the Registrant's Trust Instrument provides as follows:

10.2 INDEMNIFICATION. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant's Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 SHAREHOLDERS. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

Item 26. Business and Other Connections of Advisor:

Matthews International Capital Management, LLC provides investment advisory services to individual, mutual funds and institutional investors, and as of October 1, 2000 had approximately $270 million in assets under management.

For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-39520) filed by it under the Investment Advisers Act of 1940.


ITEM 27.  PRINCIPAL UNDERWRITER

     (a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of 09/26/00:

                  International Dollar Reserve Fund I, Ltd.
                  Provident Institutional Funds Trust
                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc.
                  Columbia Fixed Income Securities Fund, Inc.
                  Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.
                  GAMNA Series Funds, Inc.
                  WT Investment Trust
                  Kalmar Pooled Investment Trust
                  The RBB Fund, Inc.
                  Robertson Stephens Investment Trust
                  Harris Insight Funds Trust
                  Alleghany Funds Deutsche Asset Management VIT Funds First Choice Funds Trust
                  Forward Funds, Inc.
                  IBJ Funds Trust
                  Light Index Funds, Inc.
                  LKCM Funds
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.
                  Pictet Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  The Galaxy Fund
                  The Galaxy VIP Fund
                  Galaxy Fund II
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Wilshire Target Funds, Inc.
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  WPG Growth and Income Fund
                  WPG Growth Fund
                  WPG Tudor Fund
                  RWB/WPG U.S. Large Stock Fund

                  Tomorrow Funds Retirement Trust

                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  ABN AMRO Funds (Distributed by ABN AMRO Distribution Services
                  (USA), Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

     Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of Provident Distributors, Inc.:

              President and Treasurer                      Philip H. Rinnander
              Secretary and Sole Director                  Jane Haegele
              Vice President                               Jason A. Greim
              Vice President                               Barbara A. Rice
              Vice President                               Jennifer K. Rinnander
              Vice President and Compliance Officer        Lisa M. Buono

     (c)  Not Applicable.

Item 28. Location of Accounts and Records

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

The Bank of New York, 90 Washington Street, New York, N.Y.  10286

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D); (4); and
31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator, Transfer Agent and Fund Accounting Services Agent:

PFPC, Inc., 3200 Horizon Drive, King of Prussia, 19406-0903.

(c) With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and 31a-1(f), the
required books and records are maintained at the principal offices of the Registrant's Adviser:

Matthews International Capital Management, LLC, 456 Montgomery Street, Suite 1200, San Francisco, CA 94104

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

    Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 12th day of October 2000.

Matthews International Funds
Registrant

By /s/G. Paul Matthews
   ------------------------
G. Paul Matthews, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Matthews International Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Capacity          Date
---------                                   --------          ----

/s/ G. Paul Matthews*              President and            October 12, 2000
------------------------           Executive Officer
G. Paul Matthews  Principal

/s/ James E. Walter*               Treasurer                October 12, 2000
------------------------
James E. Walter

/s/ Joseph M. O'Donnell*           Secretary                October 12, 2000
------------------------
Joseph M.O'Donnell

/s/ Robert K. Connolly*            Trustee                  October 12, 2000
-------------------------
Robert K. Connolly

/s/ Richard K. Lyons*              Trustee                  October 12, 2000
-------------------------
Richard K. Lyons

/s/ David FitzWilliam-Lay*         Trustee                  October 12, 2000
--------------------------
 David FitzWilliam-Lay

/s/ Norman W. Berryessa *          Trustee                  October 12, 2000
-------------------------
Norman W. Berryessa

* By: /s/ Joseph M. O'Donnell, as Attorney-in-Fact and Agent pursuant to Power of Attorney

                          Matthews International Funds
                                Index to Exhibits

Item No.                   Description

(p)(1)     Code of Ethics of Matthews International Trust.
(p)(2)     Code of Ethics of Matthews Capital Management, LLC.